Accounts Payable and Accruals	12 Months Ended
Dec. 31, 2018
Accounts payable and accruals:
ACCOUNTS PAYABLE AND ACCRUALS

NOTE 9 - ACCOUNTS PAYABLE AND ACCRUALS:

a.	Accounts payable - other:

	December 31
	2018	2017
	U.S. dollars in thousands

Employees and related institutions	628	558
Accrued expenses	323	319
	951	877

b.	The carrying amount of accounts payables, which are financial liabilities, is a reasonable approximation of their fair value since the effect of discounting is immaterial.